Note 24 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	2026	2027	2028	2029	Thereafter	Total
Purchase commitments	$7,572	$-	$-	$-	$-	$7,572
Term loan	-	-	50,822	-	-	50,822
Government loan payments	36	36	1,615	2,141	6,342	10,170
Lease payments	128	43	-	-	-	171
Royalty payments [1]	-	-	229	529	3,681	4,439
	$7,736	$79	$52,666	$2,670	$10,023	$73,174